Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
Financial instruments and risk management

Note 19 - Financial instruments and risk management

A.	Financial risk management

1.	General

The activities of the Company expose it to a range of financial risks: currency risks, market risks, credit risks and liquidity risks. During each period, the Company assesses the financial risks and makes decisions regarding them accordingly.

Risk management is conducted by management of the Company, which identifies, assesses and hedges the risks to the extent possible.

2.	Financial risk factors

A.	Exposure to changes in foreign currency exchange rates

The Company had certain assets and liabilities denominated in U.S. dollars whereby the financial statements are measured and presented in New Israeli Shekels. In such view, the Company had an exposure to changes in the exchange rate of the dollar, which were reflected as part of the financing expenses. As of December 31, 2023, the Company has significant balance of financial assets and financial liabilities amounted to NIS 16.6 and NIS 8.2, respectively, that are denominated in foreign currency which is different from Israeli Shekels.

The Company does not use financial instruments, including derivative instruments in order to reduce exposure to these risks.

B.	Credit risks

1.	As of December 31, 2023, the balances of cash, cash equivalents, short-term bank deposits and restricted deposits were deposited in one banking institution in Israel. The Company’s management regularly assesses the financial strength of the financial institutions the Company works with. Accordingly, Company’s management believes that the credit risk in respect thereof is not high.

2.	The management regularly examines the quality of the customers, including an analysis of each new potential customer and accordingly determines the scope of the engagement with them. As of the reported periods, the balance of customers whose carrying amount was impaired by the management, and for whom the provision for credit losses was recognized, is based mainly on specific customers who did not meet the payment terms. The main factors taken into account in determining the provision for impairment of such customers are the Company’s familiarity with the customers and the history of activity with them, the depth of arrears, the financial condition of the customers as known to the Company and the quality of the collateral granted.

3.	The following is a breakdown of the financial assets in respect of which the Company is exposed to credit risks:

	As of December 31,
	2023	2022
Cash and cash equivalents	17,112	19,240
Short-term bank deposits	-	10,070
Restricted deposits	211	201
Other current assets	855	594
Trade receivables, net	2,105	1,097
Total	20,283	31,202

C.	Exposure to changes in interest rates

As of December 31, 2023, the Company has outstanding promissory notes which accrued an interest in a fixed rate and thus the Company has no material exposure to changes in interest rates.

D.	Price risks of Company’s ordinary share

As of December 31, 2023, the Company is exposed to risks arising from (i) changes in the price of the Warrant of the Company measured at fair value through profit or loss as resulted from issuance of warrants to investors through the U.S. IPO (see Note 13C2 above) or (ii) changes in the price of the ordinary shares of the Company, upon exercise of each of the Put Options granted to Yorkville as the exercise will be determined based on VWAP mechanism over a limited period of three days (ser Note 13C4 above). The fair value of such derivative financial liabilities subject the Company to recognize losses in case there will be change in the price of the Company’s ordinary share. However, the settlement of these liabilities will be through exercise of the Company’s ordinary shares.

E.	Liquidity risks

As of December 31, 2023, the Company’s working capital amounted to NIS 9,405.

The Company’s policy is to manage its liquidity by assessing current forecasts for purposes of managing its cash for operating purposes during the normal course of business. Depending on its current needs, the Company conducts, from time to time, additional rounds of fundraising.

As of December 31, 2023, the balance of the Company’s financial liabilities which is expected to be repaid in cash during the 12-month period following the balance sheet date, amounted to NIS 6,345. In addition, as of the same date, the Company has (i) liability in respect of grants received which will be repaid through payment of royalties of between 3.5% - 5% of the revenues deriving to the Company in the future from the know-how and technology developed as part of projects in respect of which such funding was received, (ii) leasing liability related to its premises, net, which will be repaid based on payments schedule as determined with the landlord and (iii) promissory notes, net received which will be repaid based on payments schedule as determined with the Yorkville.

B.	Fair value of financial instruments

Items, the carrying value of which approximates their fair value

The Company’s financial instruments which are part of its working capital, include cash and cash equivalents, short-term bank deposits, restricted deposits, trade receivables, net other current assets, trade payables and other current liabilities. As of the reported periods, the balances of these financial instruments in the statements of financial position constitute an approximation of their fair values. In addition, the Company has a liability in respect of government grants, a liability in respect of leasing and promissory notes, net that are measured at the initial recognition date at fair value and in subsequent periods at the amortized cost using the effective interest method. Taking into consideration that there has not been a significant change in the discount rate used for recognition of the liabilities and the current discount rate, the balance constitutes an approximation of fair value.

C.	A summary of financial instruments broken down by group:

	As of December 31,
	2022	2021

Financial assets measured at depreciated cost
Cash and cash equivalents	17,112	19,240
Short-term bank deposits	-	10,070
Trade receivables, net	2,105	1,097
Other current assets	855	594
Restricted deposits	211	201
	20,283	31,202
Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)	1,332	649
Trade payables	4,303	1,956
Other current liabilities	2,042	2,872
Liability in respect of government grants (including current maturity)	1,327	1,254
Promissory notes, net	7,109	-
	16,143	6,082

Financial liabilities measured at fair value
Derivative warrants liability	274	1,151

D.	Disclosure regarding financial instruments periodically measured at fair value

For information regarding to warrants granted through the U.S IPO, see Note 13C2 above.

E.	Company capital risk management policy

The goals of the Company’s capital risk management policy are to preserve its ability to continue operating as a going concern with a goal of providing its shareholders with a yield on their investment and to maintain a beneficial equity structure with a goal of reducing the costs of equity.

The Company may take various steps with a goal of preserving or adapting its equity structure, including the issuance of new shares and warrants through equity fundraising for purposes of meeting its financial obligations and for purposes of continuing its development operations and commencing sales in commercial volumes.